UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-6235



                     The U.S. Treasury Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


THE U.S. TREASURY MONEY FUND OF AMERICA

INVESTMENT PORTFOLIO
December 31, 2004                                                     unaudited

                                                                                                   Principal           Market
                                                                                   Yield at           amount            value
SHORT-TERM SECURITIES -- 100.13%                                                acquisition            (000)            (000)

U.S. Treasuries -- 100.13%
     U.S. Treasury Bills 1/6/05                                                       1.85%        $  21,000        $  20,994
     U.S. Treasury Bills 1/13/05                                                1.79%-2.00%           72,175           72,127
     U.S. Treasury Bills 1/20/05                                                1.82%-1.96%           53,400           53,345
     U.S. Treasury Bills 1/27/05                                                      1.90%           59,900           59,815
     U.S. Treasury Bills 2/3/05                                                       1.97%           47,200           47,114
     U.S. Treasury Bills 2/17/05                                                2.16%-2.17%          104,693          104,429
     U.S. Treasury Bills 2/24/05                                                2.19%-2.20%           50,800           50,654
     U.S. Treasury Bills 3/3/05                                                       2.21%           50,000           49,832
     U.S. Treasury Bills 3/10/05                                                2.17%-2.24%           92,750           92,398
     U.S. Treasury Bills 3/17/05                                                      2.13%              460              458

TOTAL INVESTMENT SECURITIES (cost: $551,057,000)                                                                      551,166
Other assets less liabilities                                                                                            (712)

NET ASSETS                                                                                                           $550,454


FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                    $        112
Gross unrealized depreciation on investment securities                                                              (3)
Net unrealized appreciation on investment securities                                                               109
Cost of investment securities for federal income tax purposes                                                  551,057



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA

By

/s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By

/s/ Abner D. Goldstine
-----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: February 28, 2005



By

/s/ Susi M. Silverman
-----------------------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: February 28, 2005